Summary of Significant Accounting Policies (Q2) (Details) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) segment $ / shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) segment $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)
Equity, Class of Treasury Stock [Line Items]
Minimum distribution percentage to qualify for REIT taxation status			90.00%		90.00%
Income tax expense | $	$ 300	$ (736)	$ 2,270	$ (2,644)	$ (2,062)	$ 4,483	$ 79
Number of reportable segments | segment			4		4
Common stock, par value per share (in dollars per share)	$ 0.01		$ 0.01		$ 0.01	$ 0.01
Convertible Preferred Stock Series A
Equity, Class of Treasury Stock [Line Items]
Liquidation preference (in dollars per share)	$ 5,000		$ 5,000
Rate of dividend accrual (in percent)			4.00%
Dividend accrual increase contingent on rating (in percent)			1.00%
Convertible Preferred Stock Series C | Maximum
Equity, Class of Treasury Stock [Line Items]
Terms of liquidity event period			1 year
Convertible Preferred Stock Series C | Minimum
Equity, Class of Treasury Stock [Line Items]
Terms of liquidity event period			6 months
Convertible Preferred Stock Series D | Maximum
Equity, Class of Treasury Stock [Line Items]
Terms of liquidity event period			1 year
Convertible Preferred Stock Series D | Minimum
Equity, Class of Treasury Stock [Line Items]
Terms of liquidity event period			6 months
Convertible preferred stock purchase agreements | Convertible Preferred Stock Series A
Equity, Class of Treasury Stock [Line Items]
Conversion basis of preferred stock (in shares)	299.2		299.2
Building and Improvements
Equity, Class of Treasury Stock [Line Items]
Useful lives of property, plant, and equipment (up to)			40 years
Furniture and fixtures
Equity, Class of Treasury Stock [Line Items]
Useful lives of property, plant, and equipment (up to)			15 years